Mergers and Acquisitions - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions, R$ / shares in Millions, R$ in Millions				1 Months Ended	12 Months Ended
	Jan. 25, 2017	Dec. 06, 2016 MXN ($) $ / shares shares	Dec. 06, 2016 BRL (R$) R$ / shares	Jan. 31, 2013	Dec. 31, 2017 MXN ($)	Dec. 06, 2016 MXN ($) shares	Dec. 06, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 BRL (R$) shares
Disclosure of Detailed Information About Business Combination [Line Items]
Name of acquire						Vonpar S.A.
Goodwill					$ 118,130,000			$ 118,920,000
Term of of decision making authority				4 years
Description of control changes in CCFPI	Since January 25, 2017, the Company controls CCFPI's as all decisions relating to the day-to-day operation and management of CCFPI's business, including its annual normal operations plan
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Date of acquisition						Dec. 06, 2016
Business acquisition, percentage of voting equity interests acquired		100.00%				100.00%			100.00%
Business acquisition, consideration transferred		$ 20,992,000				$ 20,992,000			R$ 3,508
Business acquisition, cash paid		13,198,000				13,198,000			R$ 1,730
Business acquisition, additionally cash paid		4,124,000	R$ 688
Business acquisition, capitalized amount		4,082,000
Equity interests of acquirer		485,000				485,000
Transaction related costs		35,000
Goodwill		$ (2,173,000)				$ (2,173,000)	$ 1,667,000
Vonpar [member] | Series L share [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Shares issued as consideration for business acquisition | shares		27.9				27.9			27.9
Business acquisition, implicit value		$ 146,270				$ 146,270
Strike price per share | $ / shares		$ 128.88
Equity interests of acquirer		$ 485,000				485,000
Vonpar [member] | Promissory notes [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Remaining balance paid		$ 6,534,000			$ 6,503,000	$ 6,534,000		$ 7,022,000	R$ 1,090
Annual rate		0.375%			0.375%	0.375%			0.375%
Maturity period		Three-year	Three-year
Vonpar [member] | Promissory notes [member] | Series L share [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Strike price per share | (per share)		$ 178.5	R$ 178.5
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, percentage of voting equity interests acquired				51.00%
Gain on derecognition of other comnprehensive income recognized in income statement					$ 2,996,000
Coca-Cola FEMSA Philippines, Inc. [member] | Call Options [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of non-controlling interest acquirable				49.00%
Non-controlling interest acquirable period				7 years